Stock Based Compensation Plans: (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Stock Based Compensation Plans Details 2 [Abstract]
Outstanding Options Number: $1.82 - $1.82	2,622,500
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	$ 4,222,225
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 4 days
Exercisable Options Number: $1.82 - $1.82	2,622,500
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	4,222,225
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 4 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	1,434,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	7 years 161 days
Exercisable Options Number: $1.92 - $1.92	0
Exercisable Options Weighted Average Exercise Price: $1.92 - $1.92	$ 0
Exercisable Options Aggregate Intrinsic Value: $1.92 - $1.92	0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	7 years 161 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	875,070
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 29 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	875,070
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 29 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 - $3.00	107,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 161 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 - $3.00	107,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 161 days
Outstanding Options Number: $1.82 - $3.00	5,443,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $3.00	$ 2.21
Outstanding Options Aggregate Intrinsic Value: $1.82 - $3.00	6,639,295
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $3.00	3 years 142 days
Exercisable Options Number: $1.82 - $3.00	4,493,000
Exercisable Options Weighted Average Exercise Price: $1.82 - $3.00	$ 2.27
Exercisable Options Aggregate Intrinsic Value: $1.82 - $3.00	$ 5,204,795
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $3.00	2 years 193 days